ACQUISITIONS AND DISPOSALS (Reconciliation of Pretax profit of Discontinued Operations) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net income from discontinued operations			¥ 25,476	¥ 10,765
Net income from discontinued operations attributable to ordinary shareholders			29,767	4,140
CAH and WHT [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			489,787	417,511
Cost of revenues			(435,785)	(369,295)
Selling, general and administrative expenses			(20,210)	(23,782)
Interest expense			(11,519)	(10,143)
Interest income			7,161	7,884
Other income			3,098	633
Pretax profit of discontinued operations			32,532	22,808
Pretax profit of discontinued operations attributable to noncontrolling interests			10,729	14,037
Pretax profit of discontinued operations attributable to ordinary shareholders			21,803	¥ 8,771
Pretax gain on the disposal of discontinued operations			38,487
Total pretax gain on discontinued operations			71,019	¥ 22,808
Income tax expense			(45,543)	(12,043)
Net income from discontinued operations			25,476	10,765
Net income (loss) from discontinued operations attributable to noncontrolling interests			(4,291)	6,625
Net income from discontinued operations attributable to ordinary shareholders			¥ 29,767	¥ 4,140